Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Non-current deferred tax assets
Research tax credit	$ 2,873,000	$ 2,005,000
Net operating loss carry forwards	22,489,800	15,700,000
Stock based compensation	437,000	446,000
Total deferred tax assets	25,799,800	18,151,000
Non-current deferred tax liability
Bonus Section 401 Adjustment	(91,000)	0
Depreciation and amortization	(5,000)	(10,000)
Total net deferred tax assets	25,703,800	18,141,000
Valuation allowance	(25,703,800)	(18,141,000)
Net deferred tax assets	$ 0	$ 0